Dreyfus

Emerging Leaders Fund

Investing in small companies for capital growth

PROSPECTUS January 1, 2001


As revised, August 1, 2001


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             5    Past Performance

                             6    Expenses

                             7    Management

                             8    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             9    Account Policies

                            13    Distributions and Taxes

                            14    Services for Fund Investors

                            16    Instructions for Regular Accounts

                            18    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  INFORMATION ON THE FUND'S RECENT STRATEGIES
AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/ SEMIANNUAL REPORT (SEE BACK COVER).


What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

The Fund

Dreyfus Emerging Leaders Fund
-------------------------------

Ticker Symbol: DRELX

GOAL/APPROACH


The fund seeks capital growth. To pursue this goal, it invests in companies Dreyfus believes to be emerging leaders: small companies characterized by new or innovative products, services or processes having the potential to enhance earnings growth. The fund primarily invests in companies with market capitalizations of less than $2 billion at time of purchase. However, since the fund may continue to hold its securities as their market capitalizations may grow, a substantial portion of the fund's holdings can have market capitalizations in excess of $2 billion at any given time. The fund's investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.


In choosing stocks, the fund uses a blended approach, investing in a combination of growth and value stocks. Using fundamental research and direct management contact, the portfolio managers seek stocks with strong positions in major product lines, sustained achievement records and strong financial condition. They also seek special situations, such as corporate restructurings or management changes, that could increase the stock price.

The fund managers use a sector management approach, supervising a team of sector managers who each make buy and sell recommendations within their respective areas of expertise.

The fund typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance, or when a stock is fully valued by the market.

Concepts to understand

SMALL COMPANIES: new, often entrepreneurial companies. Small companies can, if successful, grow faster than large-cap companies and typically use profits for expansion rather than for paying dividends. Their share prices are more volatile than those of larger companies. Small companies fail more often.

GROWTH COMPANIES: companies whose revenue and/or earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.







MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of your investment in the fund will go up and down, sometimes dramatically, which means that you could lose money.

Small companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund's ability to sell these securities. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Some of the fund's investments will rise and fall based on investor perceptions rather than economics. Some fund investments are made in anticipation of future products, services or events that, if delayed or cancelled, could cause the company's stock price to drop.

The fund may overweight certain market sectors, which may cause the fund's performance to be more sensitive to developments affecting those sectors.

Other potential risks

The fund may purchase securities of companies in initial public offerings (IPOs)
 . The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

At times, the fund will engage in short-term trading, which could produce higher brokerage costs and taxable distributions, and lower the fund's after-tax performance accordingly.


The Fund





MAIN RISKS (CONTINUED)

Growth companies may lack the dividend yield that can cushion stock prices in market downdrafts. These companies are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.

Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. In addition, the fund may produce more modest gains than riskier small-company stock funds.

At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions, and lower the fund's after-tax performance accordingly.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could reduce the benefit from any market upswing. During such periods, the fund may not achieve its investment objective.

Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.





PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year.
The table compares the fund's average annual total return to that of the Russell 2000 Index, an unmanaged index of small company stock performance. Of course, past performance is no guarantee of future results.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                        37.40   33.91   8.56    38.26   9.49
91      92      93      94      95      96      97      98      99      00




BEST QUARTER:                                 Q4 '98        +24.00%

WORST QUARTER:                                Q3 '98        -17.84%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -3.79%.


                        --------------------------------------------------------


                        Average annual total return AS OF 12/31/00


                                                                      Since
                                                                    inception
                            1 Year               5 Years            (9/29/95)
-------------------------------------------------------------------------------


FUND                         9.49%               24.77%             28.64%


RUSSELL 2000


INDEX                       -3.02%               10.31%             10.25%*


* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 9/30/95 IS USED AS THE BEGINNING VALUE ON 9/29/95.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


The Fund







EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee                                                    1.00%

CHARGED ONLY WHEN SELLING SHARES YOU

HAVE OWNED FOR LESS THAN 30 DAYS
                        --------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.90%

Shareholder services fee                                                  0.25%

Other expenses                                                            0.11%
                        --------------------------------------------------------

TOTAL                                                                     1.26%
                        --------------------------------------------------------

Expense example

1 Year       3 Years                    5 Years                  10 Years
           ---------------------------------------------------------------------

$128         $400                       $692                     $1,523

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.








MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $164 billion in over 190 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.90% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $546 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Portfolio managers

Paul Kandel and Hilary Woods have been the fund's primary portfolio managers since October 1996. Mr. Kandel joined Dreyfus in 1994 as senior sector manager for the technology and telecommunications industries. Ms. Woods joined Dreyfus in 1987 as senior sector manager for the capital goods industry.


The Fund





FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated.
"Total return" shows how much your investment in the fund would have increased
(or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young
LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                                    YEAR ENDED AUGUST 31,

                                                             2000           1999           1998           1997          1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                         30.35          20.20          25.17          18.67          12.50

Investment operations:

      Investment income (loss) -- net                         (.14)(2)       (.13)(2)       (.16)(2)       (.11)            .03

      Net realized and unrealized
      gain (loss) on investments                             10.47          10.33          (2.14)          8.02           6.17

Total from investment operations                             10.33          10.20          (2.30)          7.91           6.20

Distributions:

      Dividends from investment
      income -- net                                             --             --             --             --          (.03)

      Dividends from net realized gain
      on investments                                          (.07)          (.05)          (2.67)        (1.41)             --

Total distributions                                           (.07)          (.05)          (2.67)        (1.41)          (.03)

Net asset value, end of period                               40.61          30.35          20.20          25.17          18.67

Total return (%)                                             34.07          50.54         (10.82)         44.45        46.09(3,4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses
to average net assets (%)                                     1.26           1.38           1.39           1.39          1.16(4)

Ratio of net investment income (loss)
to average net assets (%)                                     (.37)          (.49)          (.63)          (.62)           .09(4)

Decrease reflected in above expense
ratios due to actions by Dreyfus (%)                            --             --             --            .09           .36(4)

Portfolio turnover rate (%)                                  76.00         100.40         199.08         197.99        203.66(4)
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                    1,322,996        358,624        105,550        104,481         37,206

(1)  FROM SEPTEMBER 29, 1995 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  CALCULATED BASED ON NET ASSET VALUE ON THE CLOSE OF BUSINESS ON SEPTEMBER
29, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO AUGUST 31, 1996.              (4)
NOT ANNUALIZED.






Your Investment

ACCOUNT POLICIES

Buying shares

THE FUND IS CURRENTLY CLOSED TO NEW INVESTORS. You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
                        --------------------------------------------------------

                        Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

                        REGULAR ACCOUNTS        $2,500       $100
                                                             $500 FOR
                                                             TELETRANSFER
                                                             INVESTMENTS

                        TRADITIONAL IRAS        $750         NO MINIMUM

                        SPOUSAL IRAS            $750         NO MINIMUM

                        ROTH IRAS               $750         NO MINIMUM

                        EDUCATION IRAS          $500         NO MINIMUM
                                                             AFTER THE FIRST
                                                             YEAR

                        DREYFUS AUTOMATIC       $100         $100
                        INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

Your Investment






ACCOUNT POLICIES (CONTINUED)

Note to investors

Dreyfus Emerging Leaders Fund closed to new investors on June 30, 2000. Shareholders of the fund on that date may continue to buy shares in accounts existing on that date. Investors who did not own shares of the fund on June 30, 2000, generally will not be allowed to buy shares of the fund except that new accounts may be established: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by June 30, 2000; and 2) 401(k) plans sponsored by financial institutions approved by Dreyfus on or before June 30, 2000. Shareholders whose accounts were closed before or after June 30, 2000 may be prohibited from reactivating their account or opening a new account. These restrictions generally will apply to investments made directly with Dreyfus and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.





Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares

IF YOU ARE SELLING OR EXCHANGING SHARES you have owned for less than 30 days, the fund may deduct a 1% redemption fee (not charged on shares sold through the Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through dividend reinvestment).
                         -------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                         -------------------------------------------------------

CHECK                                     NO MINIMUM    $250,000 PER DAY

WIRE                                      $1,000        $500,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $500,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment





ACCOUNT POLICIES (CONTINUED)

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

                        THE FUND RESERVES THE RIGHT TO:

                        * refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*  change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.



DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income, and distributes any net capital gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
                        --------------------------------------------------------

Taxability of distributions

Type of                                    Tax rate for    Tax rate for

distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE


LONG-TERM
CAPITAL GAINS                              8%/10%          18%/20%


The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table at right also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 28% and above tax bracket, purchased after December 31, 2000.


Your Investment





SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

                        For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.






Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

24-hour automated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561.


Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

*   for traditional, rollover, Roth and Education IRAs, call 1-800-645-656

*   for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
    1-800-358-0910

Your Investment


 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9299, Boston, MA 02205-8553



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900279664

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900279664

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.











TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9263, Boston, MA 02205-8501


WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment





 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.


Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 9552, Boston, MA 02205-8568


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900279664

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

           Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.











TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail in your request (see "To Open an Account" at left).


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST COMPANY, CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment




NOTES





For More Information

                        Dreyfus Emerging Leaders Fund

                        A series of Dreyfus Growth and Value Funds, Inc.
                        ----------------------------

                        SEC file number:  811-7123

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation                                  259P0801

Dreyfus Premier Future Leaders Fund

Investing in small companies for capital growth

PROSPECTUS January 1, 2001


As revised, August 1, 2001



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                                1

Main Risks                                                                   2

Past Performance                                                             3

Expenses                                                                     4

Management                                                                   5

Financial Highlights                                                         7

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                             8

Distributions and Taxes                                                     11

Services for Fund Investors                                                 12

Instructions for Regular Accounts                                           13

Instructions for IRAs                                                       14

For More Information
--------------------------------------------------------------------------------

BACK COVER

Note to Investors
--------------------------------------------------------------------------------

The fund currently intends to close to new investors after it reaches $750 million in total assets. Shareholders of the fund at that time may continue to buy shares in existing accounts. Investors who do not own shares of the fund at that time generally will not be allowed to buy shares of the fund, except that new accounts may be established by 1) participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) before the fund closes; and 2) 401(k) plans sponsored by financial institutions approved by Dreyfus before the fund closes. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted after the fund has closed.

Dreyfus Premier Future Leaders Fund
                                                        --------------------

                                                        Ticker Symbols   N/A

The Fund

GOAL/APPROACH


The fund seeks capital growth. To pursue this goal, it invests in companies Dreyfus believes to be future leaders: small companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. The fund primarily invests in companies with market capitalizations of less than $2 billion at time of purchase. However, since the fund may continue to hold its securities as their market capitalizations grow, a substantial portion of the fund's holdings can have market capitalizations in excess of $2 billion at any given time. The fund's investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.


In choosing stocks, the fund uses a blended approach, investing in a combination of growth and value stocks. Using fundamental research and direct management contact, the portfolio managers seek stocks with strong positions in major product lines, sustained achievement records and strong financial condition. They also seek special situations, such as corporate restructurings or management changes, that could increase the stock price.

The fund managers use a sector management approach, supervising a team of sector managers who each make buy and sell recommendations within their respective areas of expertise.

The fund typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance, or when a stock is fully valued by the market.

Concepts to understand

SMALL COMPANIES: new, often entrepreneurial companies. Small companies can, if successful, grow faster than large-cap companies and typically use profits for expansion rather than for paying dividends. Their share prices are more volatile than those of larger companies. Small companies fail more often.

GROWTH COMPANIES: companies whose revenue and/or earnings are expected to grow faster than the overall market. Often, growth stocks pay little or no dividends, have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price- to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

The Fund       1





MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of your investment in the fund will go up and down, sometimes dramatically, which means that you could lose money.

Small companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund's ability to sell these securities. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Some of the fund's investments will rise and fall based on investor perceptions rather than economics. Some fund investments are made in anticipation of future products, services or events that, if delayed or cancelled, could cause the company's stock price to drop.

The fund may overweight certain market sectors, which may cause the fund's performance to be more sensitive to developments affecting those sectors.

Growth companies are expected to increase their revenues or earnings at a certain rate. If expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. In addition, the fund may produce more modest gains than riskier small-company stock funds.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could reduce the benefit from any market upswing. During such periods, the fund may not achieve its investment objective.

Other potential risks

The fund may purchase securities of companies in initial public offerings (IPOs)
 . The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

At times, the fund will engage in short-term trading, which could produce higher brokerage costs and taxable distributions and lower the fund's after-tax performance accordingly.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

2




PAST PERFORMANCE

As a new fund, past performance information for a full calendar year is not available for the fund as of the date of this prospectus. The fund's Class A aggregate total return from June 30, 2000 (commencement of operations) through October 31, 2000 was 10.71%, which reflects the maximum 5.75% sales load applicable to Class A shares.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund       3





EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                              CLASS A         CLASS B      CLASS C         CLASS R       CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                         5.75           NONE          NONE          NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS              NONE*          4.00          1.00          NONE           NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

AS A % OF AVERAGE DAILY NET ASSETS

Management fees                                                  0.90           0.90          0.90          0.90           0.90

Rule 12b-1 fee                                                   NONE           0.75          0.75          NONE           0.25

Shareholder services fee                                         0.25           0.25          0.25          NONE           0.25

Other expenses                                                   7.09           7.14          7.60          4.20           7.09
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                             8.24           9.04          9.50          5.10           8.49

Fee waiver and/or expense reimbursement**                       (6.49)         (6.54)       (7.00)         (3.60)         (6.49)
------------------------------------------------------------------------------------------------------------------------------------

NET OPERATING EXPENSES                                           1.75           2.50          2.50          1.50           2.00

*   SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT
    OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN
    ONE YEAR.

**  THE DREYFUS CORPORATION HAS AGREED, UNTIL AUGUST 31, 2001, TO WAIVE RECEIPT
    OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE FUND SO THAT FUND EXPENSES
    (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST
    EXPENSES, COMMITMENT FEES ON OFFERINGS, SHAREHOLDER SERVICES FEES AND
    RULE 12B-1 FEES) DO NOT EXCEED 1.50%.

Expense example

                            1 Year       3 Years
--------------------------------------------------------------------------------

CLASS A                     $743         $2,295

CLASS B
WITH REDEMPTION             $653         $2,332

WITHOUT REDEMPTION          $253         $2,032

CLASS C
WITH REDEMPTION             $353         $2,114
WITHOUT REDEMPTION          $253         $2,114

CLASS R                     $153         $1,207

CLASS T                     $644         $2,256

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only. The one-year number is based on net operating expenses. The longer-term numbers are based on total fund operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: estimated fees to be paid by the fund for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

4






MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $164 billion in over 190 mutual fund portfolios. For the fiscal period ended August 31, 2000, Dreyfus waived its annual management fee of 0.90% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $546 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Paul Kandel and Hilary Woods are the fund's primary portfolio managers and have been since its inception. Mr. Kandel joined Dreyfus in 1994 as senior sector manager for the technology and telecommunications industries. Ms. Woods joined Dreyfus in 1987 as senior sector manager for the capital goods industry.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Fund       5




MANAGEMENT (CONTINUED)

Performance information for Related Accounts

Although the fund is newly organized and does not yet have its own full year of performance, the fund has the same investment objective and follows substantially the same investment policies and strategies as Dreyfus Emerging Leaders Fund, a mutual fund advised by Dreyfus, and certain private accounts advised by Dreyfus Investment Advisors, Inc., a wholly owned subsidiary of Dreyfus (together with the mutual fund, the "Related Accounts"). The fund also has the same portfolio managers as the Related Accounts. The table at right shows average annual total return information for the Related Accounts and for the Russell 2000 Index, the benchmark index of the fund and the Related Accounts. NO PERFORMANCE INFORMATION IS SHOWN FOR THE FUND, WHICH DID NOT HAVE ITS OWN FULL YEAR OF PERFORMANCE AS OF SEPTEMBER 30, 2000.

Investors should not consider this performance data as an indication of the future performance of the fund. The performance figures for the Related Accounts reflect the deduction of the historical fees and expenses paid by the Related Accounts, and not those paid by the fund. Dreyfus Emerging Leaders Fund's total annual operating expenses for the fiscal year ended August 31, 2000 were 1.26% of its average daily net assets. The average management fee paid by the private accounts for the year ended December 31, 1999 was 0.68%. The performance of the private accounts could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations, if the accounts had been regulated as investment companies under the U.S. federal securities and tax laws.

Additionally, although it is anticipated that the fund and the Related Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemption of fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular fund holdings. All performance figures reflect the reinvestment of dividends and other distributions.

Historical performance information for shares of the Related Accounts and the Russell 2000 Index for various periods ended September 30, 2000, as calculated for the mutual fund and private accounts pursuant to SEC and AIMR guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 9/30/00

                                                1 Year             5 Years
--------------------------------------------------------------------------------

RELATED ACCOUNTS                                 43.48%             20.40%

RUSSELL 2000 INDEX*                              23.39%             12.38%

*  THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX OF SMALL-COMPANY STOCK
PERFORMANCE.

6





FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from June 30, 2000 (commencement of operations) to August 31, 2000.
Certain information (except portfolio turnover rate and net assets) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                   CLASS A       CLASS B       CLASS C       CLASS R      CLASS T
                                                                   SHARES        SHARES        SHARES        SHARES        SHARES
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($)

 Net asset value, beginning of period                             12.50         12.50         12.50         12.50         12.50

 Investment operations:  Investment income (loss) -- net(1)       .00(2)        (.02)         (.02)        .00(2)         (.01)

                         Net realized and unrealized
                         gain (loss) on investments                1.82          1.82          1.82          1.82          1.83

 Total from investment operations                                  1.82          1.80          1.80          1.82          1.82

 Net asset value, end of period                                   14.32         14.30         14.30         14.32         14.32

 Total return (%) (4)                                           14.56(3)      14.40(3)      14.40(3)        14.56       14.56(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)(4)                     .30           .43           .43           .26           .35

 Ratio of net investment income (loss) to
 average net assets (%)(4)                                         (.03)         (.16)         (.16)          .02          (.05)

 Decrease reflected in above expense ratios due to
 actions by Dreyfus (%)(4)                                         1.12          1.13          1.21           .62          1.12

 Portfolio turnover rate (%)(4)                                   47.50         47.50         47.50         47.50         47.50
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                              877           852           922         1,734           458

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.

The Fund       7





Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it may be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

* CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

* CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

* CLASS R shares are designed for eligible institutions on behalf of their clients (individuals may not purchase these shares directly)

* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon

Your financial representative can help you choose the share class that is appropriate for you.

Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

8





Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see if this may apply to you. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                Sales charge              Sales charge
                                deducted as a %           as a % of your
Your investment                 of offering price         net investment
--------------------------------------------------------------------------------

                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.30%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Your Investment       9





ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

10


General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.




DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE


LONG-TERM
CAPITAL GAINS                 8%/10%                18%/20%


Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table above also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 28% and above tax bracket, purchased after December 31, 2000.


Your Investment      11





SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from the
                                fund into another Dreyfus fund or
                                certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There  will be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

12




INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Name of Fund


   P.O. Box 9268, Boston, MA 02205-8502
   Attn: Institutional Processing



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund


P.O. Box 9268, Boston, MA 02205-8502


Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900404124

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900404124

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* the share class

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9268, Boston, MA 02205-8502
Attn: Institutional Processing


TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.


AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment       13










INSTRUCTIONS FOR IRAS


   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.


Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 9552, Boston, MA 02205-8568
Attn: Institutional Processing



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.


Mail the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 9552, Boston, MA 02205-8568


Attn: Institutional Processing


           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900404124

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* the share class

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Trust Company
P.O. Box 9552, Boston, MA 02205-8568


Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN

14










[Application page 1]

[Application page 2]

NOTES

For More Information

Dreyfus Premier Future Leaders Fund

A series of Dreyfus Growth and Value Funds, Inc.
-------------------------------------

SEC file number:  811-7123

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation 522P0801

Dreyfus

Midcap

Value Fund

Investing in value stocks for  capital appreciation

PROSPECTUS January 1, 2001


              As revised, August 1, 2001


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

                             1    Goal/Approach

                             2    Main Risks

                             3    Past Performance

                             4    Expenses

                             5    Management

                             6    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             7    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds


NOTE TO INVESTORS: Dreyfus Midcap Value Fund will close to new investors when the fund's total net assets reach $1.4 billion (the "Closing Date"). Existing shareholders will be permitted to make additional investments in any account that holds shares of the fund as of the Closing Date. Shareholders whose accounts have a zero balance after the Closing Date will be prohibited from reactivating the account or opening a new account. Financial institutions maintaining omnibus accounts with the fund may not accept purchase orders from new investors after the Closing Date. The fund will not accept purchase orders for new accounts postmarked after the Closing Date.


New accounts may be established after the Closing Date by participants in group employer retirement plans (and their successor plans) currently offering the fund as an investment option as of the Closing Date.

The fund reserves the right to reopen the fund after the Closing Date.

The Fund

Dreyfus Midcap Value Fund
                                               --------------------------------

Ticker Symbol: DMCVX

GOAL/APPROACH


The fund seeks to surpass the performance of the Russell Midcap Value Index. To pursue this goal, it invests at least 80% of its assets in the stocks of companies with market capitalizations between $1 billion and $25 billion at the time of purchase. However, since the fund may continue to hold its securities as their market capitalizations may grow, a substantial portion of the fund's holdings can have market capitalizations in excess of $25 billion at any given time. The fund's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers, including those purchased in initial public offerings.


The portfolio manager identifies potential investments through extensive quantitative and fundamental research. The fund will focus on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

* VALUE, or how a stock is valued relative to its intrinsic worth based on traditional value measures

* BUSINESS HEALTH, or overall efficiency and profitability as measured by return on assets and return on equity

* BUSINESS MOMENTUM, or the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a price increase near term to midterm

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the manager's expectations.

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

MIDCAP COMPANIES: established companies that may not be well known. Midcap companies may lack the resources to weather economic shifts, though they can be faster to innovate than large companies.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.


The Fund



MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of your investment in the fund will go up and down, which means that you could lose money.

Midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), their share prices more volatile and their securities less liquid than larger, more established companies. Some of the fund's investments are made in anticipation of future products and services that, if delayed, could cause the company's stock price to drop.

Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

The fund may overweight certain market sectors, which may cause the fund's performance to be more sensitive to developments affecting those sectors.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. During such periods, the fund may not achieve its investment objective.

Other potential risks

The fund may purchase securities of companies in initial public offerings (IPOs)
 . The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions, and lower the fund's after-tax performance accordingly.





PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table compares the fund's average annual total return to that of Russell Midcap Value Index, a broad measure of value stock performance. Both tables assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                        37.33   28.00   -4.21    28.06   27.46
91      92      93      94      95      96      97      98      99      00



BEST QUARTER:                                 Q2 '99        +28.57%

WORST QUARTER:                                Q3 '98        -27.65%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 17.21%.
                        --------------------------------------------------------


                        Average annual total return AS OF 12/31/00


                                                                   Since
                                                                 inception
                         1 Year               5 Years            (9/29/95)
-------------------------------------------------------------------------------

FUND                     27.46%               22.41%               23.14%


RUSSELL MIDCAP


VALUE INDEX              19.18%               15.12%               15.32%*


* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 9/30/95 IS USED AS THE BEGINNING VALUE ON 9/29/95.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


The Fund






EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee                                         1.00%

CHARGED ONLY WHEN SELLING SHARES YOU

HAVE OWNED FOR LESS THAN 30 DAYS
                        ---------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                0.75%

Shareholder services fee                                       0.25%

Other expenses                                                 0.31%
                        ---------------------------------------

TOTAL                                                          1.31%
                        ---------------------------------------

Expense example

1 Year                                                3 Years                    5 Years                  10 Years
                                         -------------------------------------------------------------------------------------------

$133                                                  $415                       $718                    $1,579


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.







MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $164 billion in over 190 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $546 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Portfolio manager


Peter I. Higgins, CFA, and Brian Ferguson are the fund's primary portfolio managers. Mr. Higgins has managed the fund since September 1995. Mr. Ferguson became co-portfolio manager in March 2001. Mr. Higgins has been a portfolio manager for The Boston Company Asset Management, an affiliate of Dreyfus, since 1991. In May 1996, he became a dual employee of Dreyfus and The Boston Company. Mr. Ferguson has been a research analyst for The Boston Company Asset Management since July 1997. In February 2001, he became a dual employee of Dreyfus and The Boston Company.


The Fund





FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated.
"Total return" shows how much your investment in the fund would have increased
(or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young
LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                                       YEAR ENDED AUGUST 31,

                                                                        2000         1999        1998         1997       1996(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                    21.70       15.39        22.23       15.80        12.50

Investment operations:

      Investment income (loss) -- net                                (.09)(2)    (.17)(2)     (.06)(2)       (.01)          .08

      Net realized and unrealized gain (loss)
      on investments                                                     7.74        8.26       (5.73)        8.23         3.28

Total from investment operations                                         7.65        8.09       (5.79)        8.22         3.36

Distributions:

      Dividends from investment income -- net                              --          --           --       (.04)        (.04)

      Dividends from net realized gain
      on investments                                                   (1.24)      (1.78)       (1.05)      (1.75)        (.02)

Total distributions                                                    (1.24)      (1.78)       (1.05)      (1.79)        (.06)

Net asset value, end of period                                          28.11       21.70        15.39       22.23        15.80

Total return (%)                                                        37.60       55.71      (27.32)       55.45       26.88(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                              1.27        1.34         1.29        1.25        1.18(3)

Ratio of interest expense and loan
commitment fees to average net assets (%)                                 .04         .06          .01         .01         .01(3)

Ratio of net investment income (loss)
to average net assets (%)                                               (.38)       (.89)        (.25)       (.14)         .56(3)

Decrease reflected in above expense ratios
due to actions by Dreyfus (%)                                              --          --           --         .26        1.13(3)

Portfolio turnover rate (%)                                            242.27      257.23       168.72      154.92      266.80(3)
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                 189,044      98,168       80,300      81,494        3,591

(1)  FROM SEPTEMBER 29, 1995 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1996.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.




Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
                        --------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500       $100
                                                             $500 FOR
                                                             TELETRANSFER
                                                             INVESTMENTS

TRADITIONAL IRAS                                $750         NO MINIMUM

SPOUSAL IRAS                                    $750         NO MINIMUM

ROTH IRAS                                       $750         NO MINIMUM

EDUCATION IRAS                                  $500         NO MINIMUM
                                                             AFTER THE FIRST
                                                             YEAR

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

Your Investment





ACCOUNT POLICIES (CONTINUED)

Note to investors


Dreyfus Midcap Value Fund will close to new investors when the fund's total net assets reach $1.4 billion (the "Closing Date"). Existing shareholders will be permitted to make additional investments in any account that holds shares of the fund as of the Closing Date. Shareholders whose accounts have a zero balance after the Closing Date will be prohibited from reactivating the account or opening a new account. Financial institutions maintaining omnibus accounts with the fund may not accept purchase orders from new investors after the Closing Date. The fund will not accept purchase orders for new accounts postmarked after the Closing Date.

New accounts may be established after the Closing Date by participants in group employer retirement plans (and their successor plans) currently offering the fund as an investment option as of the Closing Date.

The fund reserves the right to reopen the fund after the Closing Date.

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares

IF YOU ARE SELLING OR EXCHANGING SHARES you have owned for less than 30 days, the fund may deduct a 1% redemption fee (not charged on shares sold through the Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through dividend reinvestment).
                        --------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $250,000 PER DAY

WIRE                                      $1,000        $500,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $500,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment


ACCOUNT POLICIES (CONTINUED)

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

 * refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

 * refuse any purchase or exchange request in excess of 1% of the fund's total assets

 * change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

 *   change its minimum investment amounts

 * delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.




DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income, and distributes any net capital gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turn-over and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
                        --------------------------------------------------------

Taxability of distributions

Type of                                    Tax rate for    Tax rate for

distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE


LONG-TERM
CAPITAL GAINS                              8%/10%          18%/20%


The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table at right also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 28% tax rate bracket and above, purchased after December 31, 2000.


Your Investment



SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.






Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

24-hour automated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561.



Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

*   for traditional, rollover, Roth and Education IRAs, call 1-800-645-656

*   for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
1-800-358-0910


Your Investment


 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9299, Boston, MA, 02205-8553



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900279656

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900279656

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.









TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9263, Boston, MA 02205-8501


WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment



 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.


   Mail your application and a check to:
   The Dreyfus Trust Company, Custodian
   P.O. Box 9552, Boston, MA 02205-8568


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900279656

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

           Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.










TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail in your request (see "To Open an Account" at left).


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST COMPANY, CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment





For More Information

                        Dreyfus Midcap Value Fund

                        A series of Dreyfus Growth and Value Funds, Inc.
                        ----------------------------

                        SEC file number:  811-7123

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation                                   258P0801

Dreyfus

Small Company

Value Fund

Investing in value stocks for capital appreciation

PROSPECTUS March 1, 2001


            As revised, August 1, 2001


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

                             1    Goal/Approach

                             2    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             8    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

The Fund

Dreyfus Small Company Value Fund
                                                -------------------------------

Ticker Symbol: DSCVX

GOAL/APPROACH


The fund seeks capital appreciation. To pursue this goal, it invests at least 80% of its assets in stocks of companies with market capitalizations between $100 million and $2 billion at the time of purchase. However, since the fund may continue to hold its securities as their market capitalizations grow, a substantial portion of the fund's holdings can have market capitalizations in excess of $2 billion at any given time. The fund's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers.


The portfolio manager identifies potential investments through extensive quantitative and fundamental research. The fund will focus on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

 * VALUE, or how a stock is valued relative to its intrinsic worth based on traditional value measures

 * BUSINESS HEALTH, or overall efficiency and profitability as measured by return on assets and return on equity

 * BUSINESS MOMENTUM, or the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a price increase near term to midterm

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the manager's expectations.

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

SMALL COMPANIES: new, often entrepreneurial companies. Small companies tend to grow faster than large-cap companies, but frequently are more volatile, more vulnerable to major setbacks, and have a higher failure rate than larger companies.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.




MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of your investment in the fund will go up and down, which means that you could lose money.

Small companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), their share prices more volatile and their securities less liquid than larger, more established companies. Some fund investments are made in anticipation of future products, services or events that, if delayed or cancelled, could cause the company's stock price to drop.

Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).


Other potential risks

The fund may purchase securities of companies in initial public offerings (IPOs)
 . The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions and lower the fund's after-tax performance accordingly.



The fund may overweight certain market sectors, which may cause the fund's performance to be more sensitive to developments affecting those sectors.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

The Fund

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table compares the fund's average annual total return to that of the Russell 2000 Value Index, a broad measure of small-cap value performance. Of course, past performance is no guarantee of future results.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                        -1.51   36.11   34.15   25.96   -6.26   21.26   5.40
91      92      93      94      95      96      97      98      99      00


BEST QUARTER:                                 Q2 '99        +29.42%

WORST QUARTER:                                Q3 '98        -27.19%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 32.33%.


                        --------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since
                                                             inception
                      1 Year             5 Years            (12/29/93)
---------------------------------------------------------------------------

FUND                    5.40%              15.15%             15.19%

RUSSELL 2000

VALUE INDEX            22.83%              12.60%             12.27%*

 * FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 12/31/93 IS USED AS THE BEGINNING VALUE ON 12/29/93.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.








EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT

Maximum redemption fee                                                    1.00%

CHARGED ONLY WHEN SELLING SHARES YOU

HAVE OWNED FOR LESS THAN 30 DAYS
                        --------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.75%

Shareholder services fee                                                  0.25%

Other expenses                                                            0.20%
                         -------------------------------------------------------

TOTAL                                                                     1.20%
                        --------------------------------------------------------

Expense example

1 Year                                                     3 Years                    5 Years                     10 Years
                                         -------------------------------------------------------------------------------------------

$122                                                          $381                       $660                      $1,455

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund






MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $164 billion in over 190 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $546 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Portfolio manager

Peter I. Higgins, CFA, has managed the fund since November 1997 and has been employed by Dreyfus since May 1996. Mr. Higgins has been a portfolio manager for The Boston Company Asset Management, an affiliate of Dreyfus, since 1991.







FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated.
"Total return" shows how much your investment in the fund would have increased
(or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young
LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                                  YEAR ENDED OCTOBER 31,

                                                               2000           1999           1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                             20.72          17.06          21.95          17.66         14.00

Investment operations:

      Investment income (loss) -- net                           (.13)*         (.16)*         (.09)*             --           .07

      Net realized and unrealized gain
      (loss) on investments                                       4.85           3.82         (4.39)           6.43          4.69

Total from investment operations                                  4.72           3.66         (4.48)           6.43          4.76

Distributions:

      Dividends from investment income -- net                       --             --          (.02)          (.04)         (.09)

      Dividends from net realized
      gain on investments                                       (1.41)             --          (.39)         (2.10)        (1.01)

Total distributions                                             (1.41)             --          (.41)         (2.14)        (1.10)

Net asset value, end of period                                   24.03          20.72          17.06          21.95         17.66

Total return (%)                                                 23.78          21.45        (20.83)          40.22         35.99
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of operating expenses
to average net assets (%)                                         1.16           1.23           1.21           1.23          1.27

Ratio of interest expense and dividends
on securities sold short
to average net assets (%)                                          .04            .05            .01            .02           .02

Ratio of net investment income (loss)
to average net assets (%)                                        (.57)          (.78)          (.44)            .22           .62

Decrease reflected in above expense
ratios due to actions by Dreyfus (%)                                --             --             --            .05           .41

Portfolio turnover rate (%)                                     169.12         170.38         132.38          76.11        183.58
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                          303,336        269,632        300,908        376,738        16,852

* BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

The Fund





Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund.* Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
                        --------------------------------------------------------

Minimum investments

                                                Initial*     Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500       $100
                                                             $500 FOR
                                                             TELETRANSFER
                                                             INVESTMENTS

TRADITIONAL IRAS                                $750         NO MINIMUM

SPOUSAL IRAS                                    $750         NO MINIMUM

ROTH IRAS                                       $750         NO MINIMUM

EDUCATION IRAS                                  $500         NO MINIMUM
                                                             AFTER THE FIRST
                                                             YEAR

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

                        * THE FUND IS CURRENTLY CLOSED TO NEW INVESTORS.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.








Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

IF YOU ARE SELLING OR EXCHANGING SHARES you have owned for less than 30 days, the fund may deduct a 1% redemption fee (not charged on shares sold through the Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through dividend reinvestment).
                        --------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $250,000 PER DAY

WIRE                                      $1,000        $500,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS

DREYFUS                                   $500          $500,000 FOR JOINT
                                                        ACCOUNTS
TELETRANSFER                                            EVERY 30 DAYS

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment





ACCOUNT POLICIES (CONTINUED)

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

 * refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

 * refuse any purchase or exchange request in excess of 1% of the fund's total assets

 * change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

 *   change its minimum investment amounts

 * delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

                        The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income, and distributes any net capital gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increase in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
                        --------------------------------------------------------

Taxability of distributions

Type of                                    Tax rate for    Tax rate for

distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              8%/10%          18%/20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at right also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 28% and above tax bracket, purchased after December 31, 2000.

Your Investment






SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.




Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

24-hour automated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561.


Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

 *   for traditional, rollover, Roth and Education IRAs, call 1-800-645-656

 *   for  SEP-IRAs,   Keogh   accounts,   401(k)  and  403(b)   accounts,   call
     1-800-358-0910


Your Investment


 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9299, Boston, MA 02205-8553



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900088168

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900088168

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.






TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9263, Boston, MA 02205-8501


WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment




 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.


   Mail your application and a check to:
   The Dreyfus Trust Company, Custodian
   P.O. Box 9552, Boston, MA 02205-8568


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900088168

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

           Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.









TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail in your request (see "To Open an Account" at left).

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST COMPANY, CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment




For More Information

                        Dreyfus Small Company Value Fund

                        A series of Dreyfus Growth and Value Funds, Inc.
                        ----------------------------

                        SEC file number:  811-7123

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation                                  253P0801